Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Net operating loss carryovers	$ 12,865,384	$ 7,672,674
Change in valuation allowance	$ 2,285,923	$ 1,506,731
Operating loss carry forwards expiration	Expire from 2029 to 2036.